The Company and Summary of Significant Accounting Policies - Schedule of Property and Equipment, Depreciated Periods (Detail)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		7 years
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years
Computer equipment and software | Maximum | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer equipment and software | Minimum | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and fixtures | Maximum | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furniture and fixtures | Minimum | Infinity Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years